S000048642 [Member] Shareholder Fees - Sit Small Cap Dividend Growth Fund	Jun. 30, 2026
Sit Small Cap Dividend Growth Fund - Class I
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Sit Small Cap Dividend Growth Fund - Class S
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)